Statement of Redeemable Convertible Preferred Stock and Shareholders' Deficit (Parenthetical)	6 Months Ended
Dec. 31, 2020 USD ($)
CM Life Sciences, Inc.
SaleOfUnderwritingDiscounts	$ 44,275,000